UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT International Equity Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (98.5%)(a)
		Shares	Value

Australia (4.4%)

BHP Billiton PLC		209,172	$4,541,487

Challenger, Ltd.		823,374	4,483,453

Origin Energy, Ltd.		262,194	2,247,100

Telstra Corp., Ltd.		706,834	3,392,157

			14,664,197
Belgium (1.7%)

Anheuser-Busch InBev NV		47,433	5,802,268

			5,802,268
Brazil (0.1%)

FabFurnish GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

Global Fashion Holding SA (acquired 8/2/13, cost $394,947) (Private)(F)(RES)(NON)		9,323	208,249

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private)(F)(RES)(NON)		2	2

			208,261
Canada (0.9%)

Intact Financial Corp.		39,600	2,983,405

			2,983,405
China (3.5%)

Alibaba Group Holding, Ltd. ADR(NON)(S)		30,076	2,503,526

China Mobile, Ltd.		200,000	2,606,992

China Resources Power Holdings Co., Ltd.		1,410,000	3,538,426

Lenovo Group, Ltd.		2,068,000	3,012,196

			11,661,140
France (13.7%)

Air Liquide SA		25,018	3,218,066

Airbus Group NV		64,278	4,176,814

Alcatel-Lucent(NON)		796,939	3,015,951

BNP Paribas SA		86,645	5,269,562

Gaztransport Et Technigaz SA		43,582	2,571,762

Natixis SA		477,179	3,563,383

Numericable-SFR(NON)		87,096	4,749,591

Sanofi		72,661	7,149,920

Total SA		129,611	6,448,320

Veolia Environnement SA		292,125	5,529,977

			45,693,346
Germany (5.1%)

Henkel AG & Co. KGaA (Preference)		44,664	5,260,484

Siemens AG		47,387	5,130,335

TUI AG		259,765	4,568,031

Zalando SE(NON)		86,559	2,164,933

			17,123,783
India (1.9%)

Axis Bank, Ltd.		257,231	2,299,824

Bharti Infratel, Ltd.		405,773	2,499,622

Tata Motors, Ltd.		184,191	1,607,242

			6,406,688
Ireland (2.7%)

Bank of Ireland(NON)		7,351,966	2,788,624

Kerry Group PLC Class A		52,437	3,521,940

Smurfit Kappa Group PLC		102,597	2,879,050

			9,189,614
Italy (3.4%)

Luxottica Group SpA		60,684	3,852,698

Telecom Italia SpA RSP		4,483,465	4,216,491

Unione di Banche Italiane ScpA		428,103	3,341,953

			11,411,142
Japan (20.6%)

Astellas Pharma, Inc.		265,000	4,342,456

Daikin Industries, Ltd.		42,600	2,853,214

Japan Airlines Co., Ltd.(UR)		110,200	3,434,830

Japan Tobacco, Inc.		209,100	6,606,705

KDDI Corp.		133,200	3,017,796

LIXIL Group Corp.		111,500	2,644,987

Mitsubishi Corp.		209,100	4,215,314

Murata Manufacturing Co., Ltd.		18,600	2,562,519

NSK, Ltd.		218,000	3,189,695

Panasonic Corp.		368,300	4,835,595

Sumco Corp.(S)		140,500	2,362,895

Sumitomo Mitsui Financial Group, Inc.		172,600	6,613,906

Tokyo Gas Co., Ltd.		1,009,000	6,354,620

Toshiba Corp.		479,000	2,010,882

Toyota Motor Corp.		152,400	10,636,234

Yamaha Motor Co., Ltd.		124,700	3,011,361

			68,693,009
Netherlands (4.2%)

Akzo Nobel NV		44,961	3,403,768

ING Groep NV GDR(NON)		359,914	5,278,993

Unilever NV ADR		123,256	5,156,270

			13,839,031
New Zealand (1.3%)

Spark New Zealand, Ltd.		1,981,106	4,398,300

			4,398,300
Norway (1.3%)

DNB ASA		265,981	4,281,137

			4,281,137
Singapore (1.8%)

Ezion Holdings, Ltd.(S)		2,720,640	2,128,017

United Overseas Bank, Ltd.		240,000	4,017,772

			6,145,789
South Korea (1.9%)

Coway Co., Ltd.		30,975	2,548,699

Samsung Electronics Co., Ltd.		2,864	3,712,610

			6,261,309
Spain (3.8%)

Acerinox SA		157,559	2,643,343

Atresmedia Corporacion de Medios de Comunicacion SA(S)		150,847	2,278,677

Banco Bilbao Vizcaya Argentaria SA (Rights)(NON)		175,129	25,233

Banco Bilbao Vizcaya Argentaria SA		175,129	1,767,382

Grifols SA ADR		71,471	2,344,964

International Consolidated Airlines Group SA(NON)		398,170	3,559,429

			12,619,028
Sweden (2.8%)

Assa Abloy AB Class B		74,372	4,432,663

Com Hem Holding AB(NON)		393,167	3,190,201

Intrum Justita AB		64,029	1,798,720

			9,421,584
Taiwan (0.7%)

Taiwan Semiconductor Manufacturing Co., Ltd. ADR(S)		96,249	2,259,927

			2,259,927
United Arab Emirates (0.7%)

Dubai Islamic Bank PJSC(NON)		1,411,416	2,379,807

			2,379,807
United Kingdom (20.2%)

Associated British Foods PLC		97,131	4,057,956

AstraZeneca PLC		116,902	8,014,815

BAE Systems PLC		314,362	2,437,269

Compass Group PLC		237,484	4,124,583

Fiat Chrysler Automobiles NV(NON)		167,284	2,719,812

Genel Energy PLC(NON)		229,971	1,604,110

Kingfisher PLC		630,107	3,555,791

Liberty Global PLC Ser. C(NON)		41,400	2,062,134

Metro Bank PLC (acquired 1/15/14, cost $998,323) (Private)(F)(RES)(NON)		46,900	987,915

Persimmon PLC		179,549	4,427,109

Prudential PLC		240,137	5,945,842

Regus PLC		938,050	3,027,551

Shire PLC		46,237	3,676,782

St James's Place PLC		206,971	2,863,850

Telecity Group PLC(S)		212,950	2,762,658

Thomas Cook Group PLC(NON)		1,655,763	3,566,318

TSB Banking Group PLC(NON)		513,229	2,546,004

Vodafone Group PLC		1,404,364	4,589,520

WPP PLC		201,146	4,561,670

			67,531,689
United States (1.8%)

Google, Inc. Class C(NON)		5,488	3,007,424

Tyco International PLC		71,598	3,083,012

			6,090,436

Total common stocks (cost $295,133,232)			$329,064,890

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Notes
2.125%, December 31, 2021(i)		$131,000	$135,352
0.625%, August 31, 2017(i)		63,000	62,912

Total U.S. treasury Obligations (cost $198,264)			$198,264

SHORT-TERM INVESTMENTS (4.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	Shares	8,964,803	$8,964,803

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	2,050,199	2,050,199

SSgA Prime Money Market Fund Class N 0.02%(P)	Shares	490,000	490,000

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, April 16, 2015(SEGSF)		$550,000	549,994

U.S. Treasury Bills with an effective yield of 0.01%, April 30, 2015		100,000	99,999

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015(SEGSF)		250,000	249,998

U.S. Treasury Bills with an effective yield of 0.01%, May 14, 2015(SEGSF)		300,000	299,997

U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015(SEGSF)		750,000	749,987

U.S. Treasury Bills with an effective yield of 0.01%, May 7, 2015		50,000	49,999

Total short-term investments (cost $13,504,975)			$13,504,976

TOTAL INVESTMENTS

Total investments (cost $308,836,471)(b)			$342,768,130

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $156,690,070) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	6/17/15	$11,665,109	$12,184,059	$518,950
Barclays Bank PLC
	Canadian Dollar	Buy	4/15/15	2,973,219	3,149,755	(176,536)
	Euro	Buy	6/17/15	870,887	906,208	(35,321)
	Hong Kong Dollar	Sell	5/20/15	88,231	88,214	(17)
	Japanese Yen	Sell	5/20/15	1,943,581	1,982,341	38,760
	Swiss Franc	Buy	6/17/15	3,558,824	3,616,709	(57,885)
Citibank, N.A.
	Australian Dollar	Sell	4/15/15	1,135,506	1,159,794	24,288
	Danish Krone	Buy	6/17/15	5,210,281	5,446,977	(236,696)
	Japanese Yen	Buy	5/20/15	566,820	658,677	(91,857)
Credit Suisse International
	Australian Dollar	Sell	4/15/15	1,532,172	1,670,937	138,765
	Euro	Buy	6/17/15	8,767,856	9,157,565	(389,709)
	Japanese Yen	Buy	5/20/15	2,805,298	2,862,559	(57,261)
	New Zealand Dollar	Sell	4/15/15	1,997,973	2,090,439	92,466
	Norwegian Krone	Sell	6/17/15	1,046,236	1,093,197	46,961
	Swedish Krona	Buy	6/17/15	1,171,892	1,209,426	(37,534)
	Swiss Franc	Buy	6/17/15	4,706,666	4,787,363	(80,697)
Deutsche Bank AG
	Australian Dollar	Sell	4/15/15	6,911,593	7,283,908	372,315
	British Pound	Buy	6/17/15	5,314,042	5,594,653	(280,611)
	Euro	Sell	6/17/15	5,797,626	6,055,989	258,363
	New Zealand Dollar	Sell	4/15/15	2,313,659	2,362,272	48,613
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/15/15	911,601	960,695	49,094
	British Pound	Sell	6/17/15	899,808	931,037	31,229
	Euro	Sell	6/17/15	3,431,237	3,582,864	151,627
JPMorgan Chase Bank N.A.
	Canadian Dollar	Buy	4/15/15	771,507	827,915	(56,408)
	Euro	Sell	6/17/15	3,102,946	3,241,449	138,503
	Japanese Yen	Buy	5/20/15	4,293,747	4,382,200	(88,453)
	Norwegian Krone	Sell	6/17/15	846,442	884,338	37,896
	Singapore Dollar	Sell	5/20/15	1,360,367	1,403,302	42,935
	South Korean Won	Sell	5/20/15	6,244,319	6,371,263	126,944
	Swiss Franc	Buy	6/17/15	4,237,516	4,308,216	(70,700)
State Street Bank and Trust Co.
	British Pound	Sell	6/17/15	867,487	884,726	17,239
	Euro	Sell	6/17/15	5,309,387	5,544,453	235,066
	Israeli Shekel	Buy	4/15/15	1,821,734	1,834,135	(12,401)
	Japanese Yen	Sell	5/20/15	3,841,634	3,920,018	78,384
	Swiss Franc	Buy	6/17/15	3,207,246	3,215,482	(8,236)
UBS AG
	Australian Dollar	Buy	4/15/15	1,955,399	2,061,064	(105,665)
	British Pound	Sell	6/17/15	5,489,141	5,744,740	255,599
	Euro	Buy	6/17/15	3,885,248	4,040,027	(154,779)
	Swiss Franc	Buy	6/17/15	8,193,234	8,333,228	(139,994)
WestPac Banking Corp.
	Australian Dollar	Buy	4/15/15	6,141,854	6,474,682	(332,828)
	Euro	Sell	6/17/15	8,327,085	8,697,226	370,141
	Japanese Yen	Sell	5/20/15	5,572,131	5,685,968	113,837

Total						$774,387

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $334,229,467.
(b)	The aggregate identified cost on a tax basis is $308,936,437, resulting in gross unrealized appreciation and depreciation of $48,520,860 and $14,689,167, respectively, or net unrealized appreciation of $33,831,693.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,196,176, or 0.4% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$203,323	$27,308,194	$25,461,318	$1,062	$2,050,199
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $8,964,803, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $8,539,701.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 38,500 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
At the close of the reporting period, the fund maintained liquid assets totaling $767,518 to cover certain derivative contracts and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	19.6%
	Financials	18.4
	Industrials	13.8

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $967,112 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $621,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$14,664,197	$—
Belgium	—	5,802,268	—
Brazil	—	—	208,261
Canada	2,983,405	—	—
China	2,503,526	9,157,614	—
France	—	45,693,346	—
Germany	—	17,123,783	—
India	—	6,406,688	—
Ireland	—	9,189,614	—
Italy	—	11,411,142	—
Japan	—	68,693,009	—
Netherlands	—	13,839,031	—
New Zealand	—	4,398,300	—
Norway	—	4,281,137	—
Singapore	—	6,145,789	—
South Korea	—	6,261,309	—
Spain	2,344,964	10,274,064	—
Sweden	—	9,421,584	—
Taiwan	2,259,927	—	—
United Arab Emirates	—	2,379,807	—
United Kingdom	2,062,134	64,481,640	987,915
United States	6,090,436	—	—
Total common stocks	18,244,392	309,624,322	1,196,176
U.S. treasury obligations	—	198,264	—
Short-term investments	2,540,199	10,964,777	—

Totals by level	$20,784,591	$320,787,363	$1,196,176

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$774,387	$—

Totals by level	$—	$774,387	$—

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$3,187,975	$2,413,588

Total	$3,187,975	$2,413,588

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$194,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$518,950	$38,760	$24,288	$278,192	$679,291	$231,950	$346,278	$330,689	$255,599	$483,978	$3,187,975

	Total Assets	$518,950	$38,760	$24,288	$278,192	$679,291	$231,950	$346,278	$330,689	$255,599	$483,978	$3,187,975

	Liabilities:
	Forward currency contracts#	—	269,759	328,553	565,201	280,611	—	215,561	20,637	400,438	332,828	2,413,588

	Total Liabilities	$—	$269,759	$328,553	$565,201	$280,611	$—	$215,561	$20,637	$400,438	$332,828	$2,413,588

	Total Financial and Derivative Net Assets	$518,950	$(230,999)	$(304,265)	$(287,009)	$398,680	$231,950	$130,717	$310,052	$(144,839)	$151,150	$774,387
	Total collateral received (pledged)##†	$320,000	$(161,000)	$(250,000)	$(210,000)	$100,000	$198,264	$70,000	$—	$—	$—
	Net amount	$198,950	$(69,999)	$(54,265)	$(77,009)	$298,680	$33,686	$60,717	$310,052	$(144,839)	$151,150

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015